                                                                     Rule 497(e)
                                               1933 Act Registration No. 33-7699
                                                      1940 Act File No. 811-4786



                             ARIEL INVESTMENT TRUST

                      SUPPLEMENT DATED OCTOBER 1, 1995 TO
                       PROSPECTUS DATED FEBRUARY 1, 1995

                         ARIEL GROWTH FUND NOW OPEN TO
                                 NEW INVESTORS

Ariel Growth Fund, which had been closed to new investors since April, 1990, is now open and offered to new investors at net asset value on a no-load basis.
The minimum initial investment is $1,000, unless you participate in an automatic investment plan, in which case there is a $50 minimum with monthly contributions. This Supplement supersedes contrary statements in the Prospectus dated February 1, 1995 (on pages 2 and 17).

                  PROSPECTUS            FEBRUARY 1, 1995

                  Ariel Appreciation Fund
                  Ariel Growth Fund
                  307 NORTH MICHIGAN AVENUE, SUITE 500, CHICAGO, ILLINOIS
                  60601

--------------------------------------------------------------------------------
The Ariel Appreciation Fund ("Appreciation Fund") and the Ariel Growth Fund ("Growth Fund") (collectively, the "Ariel Mutual Funds" or the "Funds") are series of the Ariel Growth Fund (doing business as Ariel Investment Trust) (the "Trust"). Ariel Capital Management, Inc. (the "Adviser") serves as the investment adviser and service administrator for the Funds.

INVESTMENT OBJECTIVE
The investment objective of each Fund is to achieve long-term capital appreciation by investing primarily in equity securities of issuers that in the judgment of the Adviser are undervalued but demonstrate a strong potential for growth. In seeking their objective, the Funds attempt to discover relatively unknown and undervalued companies, primarily through the Adviser's intensive research. The Appreciation Fund focuses primarily on companies with market capitalizations of approximately $200 million to $5 billion and emphasizes medium size companies. The Growth Fund invests principally in companies with market capitalizations under $1.5 billion, with an emphasis on smaller capitalization (small-cap) stocks.

ABOUT THIS PROSPECTUS
This prospectus sets forth important information concerning the Ariel Mutual Funds. Please read it carefully before investing and keep it for future reference. It is designed to provide you with information you should know before investing and to help you decide if the goals of the Funds match your own.

A Statement of Additional Information (dated February 1, 1995) for the Funds has been filed with the Securities and Exchange Commission and (together with any supplement thereto) is incorporated by reference. This Statement is available upon request, without charge, from the Funds by calling 1-800-29-ARIEL (1-800-292-7435).

--------------------------------------------------------------------------------
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE APPRECIATION FUND ARE OFFERED GENERALLY TO THE PUBLIC. SHARES OF THE GROWTH FUND ARE CURRENTLY OFFERED ONLY TO EXISTING SHAREHOLDERS OF THE GROWTH FUND AS WELL AS SHAREHOLDERS OF THE APPRECIATION FUND. THE GROWTH FUND IS OTHERWISE CLOSED TO NEW INVESTORS.

YOU PAY NO LOAD
The Funds' shares are sold on a no-load basis. This means that you do not pay a sales charge at the time of purchase or at the time of redemption. The Funds do, however, pay 12b-1 fees at the annual rate of 0.25% of average daily net asset values.

--------------------------------------------------------------------------------
TABLE OF
CONTENTS
                                                                         Page(s)
                  Fund Expenses                                              3-4
                  Financial Highlights                                       5-8
                  Investment Objective and Policies                         9-13
                  Total Return and Other Performance Information              13
                  Management and Organization of the Funds                 14-16
                  Distribution Plan                                        16-17
                  How to Buy Shares                                        17-19
                  Net Asset Value                                          19-20
                  When Your Account Will Be Credited                          20
                  Exchanging Shares                                        20-22
                  Telephone Transactions                                   22-23
                  Signature Guarantees                                        23
                  Special Services and Charges                                23
                  Tax-Saving Retirement Plans                                 24
                  Redeeming Shares                                         24-26
                  Dividends, Capital Gains and Taxes                          27

--------------------------------------------------------------------------------
FUND EXPENSES

          Maximum Sales Load on Purchases             None
          Maximum Sales Load on Reinvested Dividends  None
          Deferred Sales Load                         None
          Redemption Fee                              None(A)
          Exchange Fee                                None

SHAREHOLDER
TRANSACTION
COSTS

                                           Appreciation Fund (C)     Growth Fund
          Management Fees                          0.70%                0.65%
          12b-1 Fees(B)                            0.25%                0.25%
          Other Expenses                           0.40%                0.35%
                                                   -----                -----
          Total Fund Operating Expenses            1.35%                1.25%
                                                   =====                =====
                                                                               ANNUAL FUND
OPERATING EX-     We can illustrate these expenses with the example below. You
PENSES AFTER      would pay the following expenses on a $1,000 investment
EXPENSE REIM-     (assuming a 5% annual return and redemption at the end of
BURSEMENTS (AS    each period):
                                                                               A PERCENTAGE
OF AVERAGE NET
ASSETS):
                                             Appreciation Fund       Growth Fund
          One Year                                 $ 14                 $ 13
          Three Years                              $ 43                 $ 40
          Five Years                               $ 74                 $ 69
          Ten Years                                $162                 $151

                  Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Funds would bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses). The information is based on the Funds' expenses for the fiscal year ended September 30, 1994.

                  THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUNDS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                  (A) If you request a redemption by wire transfer, you will be charged a $10 wire fee.

                  (B) ANNUAL FUND OPERATING EXPENSES. Management Fees are investment advisory and administrative fees which are paid by each Fund to Ariel Capital Management, Inc. (the "Adviser"). The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in each Fund's share price and are not charged directly to individual shareholder accounts. Please refer to the section "Management and Organization of the Funds" for further information.

                  Under the Rule 12b-1 plan, each Fund may pay fees of up to 0.30% of average net assets, but such fees are currently limited by the Board of Trustees to 0.25% of average annual daily net assets for the current fiscal year. The effect of a Rule 12b-1 plan is that in certain instances long-term shareholders in the Funds may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

                  (C) THE ADVISER AGREES TO LIMIT CERTAIN EXPENSES. If expenses were not so limited in fiscal 1994, the Total Fund Operating Expenses of the Appreciation Fund would have been 1.40% as reflected in the table above. In addition, Management Fees would represent 0.75% of the Appreciation Fund's average net assets.

                              FINANCIAL HIGHLIGHTS

The information set forth in the following tables is for each share outstanding during each of the periods shown and is derived from the Funds' financial statements. The information in the table for each Fund is covered by the Report of the Funds' Independent Auditors. The Report for each Fund is contained in the Registration Statement and is available upon request. The financial statements appearing in the September 30, 1994 Annual Report to Shareholders are incorporated by reference into the Statement of Additional Information for the Funds. The table should be read in conjunction with the financial statements and their related notes.

                            ARIEL APPRECIATION FUND

--------------------------------------------------------------------------------

                                                Ten Months
                           Year Ended              Ended           Year Ended
                          September 30,        September 30,      November 30,
                          1994       1993          1992           1991       1990
Net asset value,
 beginning of period     $21.67     $19.42        $17.60         $13.82     $15.00
                         ======     ======        ======         ======     ======

INCOME FROM
INVESTMENT OP-
ERATIONS
Net investment income      0.04       0.06          0.09           0.14       0.15
Net realized and
 unrealized gains
 (losses) on
 investments               0.51       2.27          1.92           3.88      (1.25)
                         ------     ------        ------         ------     ------
Total from investment
 operations                0.55       2.33          2.01           4.02      (1.10)
                         ------     ------        ------         ------     ------

                            ARIEL APPRECIATION FUND

--------------------------------------------------------------------------------

                                            Ten Months
DISTRIBUTIONS          Year Ended              Ended               Year Ended
TO                    September 30         September 30,          November 30,
SHAREHOLDERS        1994          1993         1992             1991          1990

Dividends from
 net
 investment
 income             (0.05)        (0.08)       (0.17)           (0.17)        (0.08)
Distributions
 from
 capital gains      (0.35)           --        (0.02)           (0.07)           --
                   ------        ------       ------           ------        ------
Total distri-
 butions            (0.40)        (0.08)       (0.19)           (0.24)        (0.08)
                   ------        ------       ------           ------        ------
Net asset val-
 ue, end of
 period            $21.82        $21.67       $19.42           $17.60        $13.82
                   ======        ======       ======           ======        ======
Total return         2.56%        12.03%       11.47%(a)        29.48%        (7.37)%
                   ======        ======       ======           ======        ======

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of
 period
               $162,279,573
                          $207,064,528
                                     $146,624,364
                                                $76,481,886
                                                          $23,342,775
               ---------  ---------
                                     ---------
                                                --------
                                                          --------
               ---------  ---------
                                     ---------
                                                --------
Ratio of ex-                                              --------
 penses to
 average net
 assets              1.35%(b)      1.37%        1.44%(b)(c)      1.50%(b)      0.70%(b)
                   ======        ======       ======           ======        ======
Ratio of net
 income
 to average
 net assets          0.17%(b)      0.33%        0.57%(b)(c)      1.61%(b)      2.23%(b)
                   ======        ======       ======           ======        ======
Portfolio
 turnover rate         12%           56%           2%              20%            4%
                   ======        ======       ======           ======        ======

---------
(a) Total return is not annualized.
(b) Without the fee waiver, the ratio of expenses to average net assets would have been 1.40%, 1.50%, 1.53% and 1.68%, and the ratio of net investment income to average net assets would have been 0.12%, 0.51%, 1.58% and 1.25%, for the fiscal periods ended 1994, 1992, 1991 and 1990, respectively.
(c) Annualized.

                               ARIEL GROWTH FUND

--------------------------------------------------------------------------------

                                          Ten Months
                      Year Ended             Ended             Year Ended
                     September 30,       September 30,        November 30,
                   1994         1993         1992           1991         1990

Net asset
 value,
 beginning of
 period           $30.46       $29.59       $27.36         $21.21       $27.20
                  ======       ======       ======         ======       ======
INCOME FROM
INVESTMENT OP-
ERATIONS
Net invest-
 ment
 income             0.18         0.73         0.31           0.46         0.30
Net realized
 and
 unrealized
 gains
 (losses) on
 investments        0.23         2.81         3.19           5.97        (5.77)
                  ------       ------       ------         ------       ------
Total from
 invest-
 ment opera-
 tions              0.41         3.54         3.50           6.43        (5.47)
                  ------       ------       ------         ------       ------
DISTRIBUTIONS
TO
SHAREHOLDERS:
Dividends
 from net
 investment
 income            (0.30)       (0.75)       (0.56)         (0.28)       (0.39)
Distributions
 from
 capital
 gains             (1.73)       (1.92)       (0.71)           --         (0.13)
                  ------       ------       ------         ------       ------
Total distri-
 butions           (2.03)       (2.67)       (1.27)         (0.28)       (0.52)
                  ------       ------       ------         ------       ------
Net asset
 value, end
 of
 period           $28.84       $30.46       $29.59         $27.36       $21.21
                  ======       ======       ======         ======       ======
Total return        1.41%       12.54%       13.15%(a)      30.62%      (20.53)%
                  ======       ======       ======         ======       ======
SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of
 period
               $149,511,238
                          $233,825,910
                                    $236,185,943
                                               $240,059,610
                                                          $188,687,292
               ---------  ---------
                                    ---------
                                               ---------
                                                          ---------
               ---------  ---------
                                    ---------
                                               ---------
Ratio of ex-                                              ---------
 penses to
 average net
 assets             1.25%        1.16%        1.23%(b)       1.25%        1.31%
                  ======       ======       ======         ======       ======
Ratio of net
 income
 to average
 net assets         0.56%        0.72%        0.83%(b)       1.72%        1.28%
                  ======       ======       ======         ======       ======
Portfolio
 turnover
 rate                  9%          13%          19%            39%          20%
                  ======       ======       ======         ======       ======

---------
(a) Total return is not annualized.
(b) Annualized.

                               ARIEL GROWTH FUND

--------------------------------------------------------------------------------

                                                                  From Inception
                                                                  (Nov. 6, 1986)
                                Year Ended November 30,            to Nov. 30,
                              1989        1988          1987           1986

Net asset value, begin-
 ning of period              $22.07      $15.36        $15.65         $15.23
                             ======      ======        ======         ======
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income          0.60        0.30          0.07           0.01
Net realized and
 unrealized gains
 (losses) on investments       5.04        7.23         (0.35)          0.41
                             ------      ------        ------         ------
Total from investment
 operations                    5.64        7.53         (0.28)          0.42
                             ------      ------        ------         ------
DISTRIBUTIONS TO SHARE-
 HOLDERS:
Dividends from net in-
 vestment income              (0.13)      (0.08)        (0.01)            --
Distributions from capi-
 tal gains                    (0.38)      (0.74)           --             --
                             ------      ------        ------         ------
Total distributions           (0.51)      (0.82)        (0.01)            --
                             ------      ------        ------         ------
Net asset value, end of
 period                      $27.20      $22.07        $15.36         $15.65
                             ======      ======        ======         ======
Total return                  26.06%      50.81%        (1.79)%         2.76%(a)
                             ======      ======        ======         ======

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period   $164,449,275
                                      $28,865,762
                                                 $5,540,124
                                                          $2,387,356
                            --------- --------
                                                 -------
                                                          -------
                            --------- --------
                                                 -------
                                                          -------
Ratio of expenses to av-
 erage net assets              1.41%       1.56%(b)      1.23%(b)       0.22%(b)(c)
                             ======      ======        ======         ======
Ratio of net income to
 average net assets            2.32%       1.47%(b)      0.54%(b)       0.20%(b)(c)
                             ======      ======        ======         ======
Portfolio turnover rate          14%         22%           60%             0%
                             ======      ======        ======         ======

---------
(a) Total return is not annualized.
(b) Without the fee waiver, the ratio of expenses to average net assets would have been 1.61%, 2.18% and 1.32%, and the ratio of net investment income
  (loss) to average net assets would have been 1.42%, (0.41)% and (0.90)%, for the fiscal periods ended 1988, 1987 and 1986, respectively.
(c) Annualized.

                  INVESTMENT OBJECTIVE AND POLICIES
THE FUNDS SEEK    The investment objective of each Fund is to achieve long-
TO PROVIDE        term capital appreciation by investing primarily in equity
LONG-TERM         securities of issuers that in the judgment of the Adviser
CAPITAL           are undervalued but demonstrate a strong potential for
APPRECIATION.     growth. In seeking their objective, the Funds attempt to
                  discover relatively unknown and undervalued companies, principally through the Adviser's own intensive research.

                  THE APPRECIATION FUND focuses primarily on companies with market capitalizations of approximately $200 million to $5 billion emphasizing medium sized companies.

                  THE GROWTH FUND invests principally in companies with market capitalizations under $1.5 billion, with an emphasis on smaller capitalization (small-cap) stocks.

                  The Funds will take reasonable risks in seeking to achieve their investment objective. There is, of course, no assurance that the Funds will be successful in meeting their objective since there is risk involved in the ownership of securities.

THE FUNDS         The Funds do not trade or time the market for quick gains;
FOLLOW A LONG-    rather, they follow a disciplined, conservative philosophy,
TERM              investing for long-term capital appreciation in securities
INVESTMENT        which appear to be undervalued relative to the market as a
PHILOSOPHY,       whole.
INVESTING
PRIMARILY IN
EQUITY
SECURITIES
WHICH APPEAR
TO BE
UNDERVALUED.

                  The Adviser looks for issuers that provide quality products or services and which have not attracted significant attention from securities analysts, institutional investors and the media. In order to take advantage of the anticipated growth of their portfolios, the Funds expect to hold investments for a relatively long period. Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry, or in general market or economic conditions. The Funds avoid issuers in cyclical, commodity-based, start-up and recently deregulated industries.

THE FUNDS LOOK    The Funds are interested in issuers with conservative
FOR ISSUERS       management and accounting and financial practices which have
WITH LONG-TERM    demonstrated long-term performance through various economic
PERFORMANCE       cycles. Such an issuer's balance sheet should show a
THROUGH           favorable cash position, limited debt and a reasonable
DIFFERENT         amount of working capital. The Adviser looks for equity
ECONOMIC          securities trading at a below average price-to-earnings
CYCLES.           ratio and a low price relative to the Adviser's evaluation of expected sales and earnings growth, book value and assets. The Funds are primarily interested in issuers which have demonstrated high earnings-per-share growth potential and the ability to achieve a high annual return on equity.

                  Although any investment in securities carries risk, the conservative approach of the Ariel Mutual Funds is designed to maximize growth in relation to the risks assumed. Since the securities in which the Funds seek to invest may be less actively traded than the securities of larger issuers, they may not always participate in market rallies to the same extent as more widely known securities. Conversely, these securities may be expected to be somewhat less vulnerable during market downturns. There is also somewhat less readily available information concerning these securities. The issuers of these securities tend to have a relatively higher percentage of insider ownership.

THE FUNDS WILL    Although there is no predetermined percentage of assets to
NORMALLY          be invested in stocks, bonds or money market instruments,
INVEST AT         each Fund will normally invest at least 80% of the value of
LEAST 80% OF      its net assets in equity securities. Such securities will
THE VALUE OF      include common stocks, convertible debt securities and
THEIR             preferred stocks. The Funds may invest up to 20% of the
RESPECTIVE NET    value of their assets in bonds, other debt obligations or
ASSETS IN         fixed income obligations, such as money market instruments,
EQUITY            for defensive or liquidity purposes or pending the
SECURITIES AND    investment of the proceeds from the sale of portfolio
MAY INVEST UP     securities. Securities may be purchased subject to
TO 20% OF THE     repurchase agreements with recognized securities dealers and
VALUE OF THEIR    banks. If either Fund has assumed a temporary defensive
ASSETS IN         posture, there is no limitation on the percentage of its
BONDS, OTHER      assets which may be invested in the fixed income
DEBT              obligations, including money market instruments, described
OBLIGATIONS OR    below under "Debt Obligations."
FIXED INCOME
OBLIGATIONS.

DEBT              Debt obligations in which the Funds invest may be long-term,
OBLIGATIONS       intermediate-term, short-term or any combination thereof,
                  depending on the Adviser's evaluation of current and anticipated market patterns and trends. Such debt obligations consist of the following: corporate obligations which at the date of investment are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa), or by Standard & Poor's
                  Corporation (AAA, AA, A, or BBB), or, if not rated, are of comparable quality as determined by the Adviser (bonds rated
                  Baa or BBB are considered medium grade obligations and have speculative characteristics); obligations issued or guaranteed as to principal by the United States Government or its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances of U.S.
                  banks and their branches located outside the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars or the equivalent in other currencies; commercial paper which at the date of investment is rated A-2 or better by Standard &
                  Poor's, Prime-2 or better by Moody's or, if not rated, is of comparable quality as determined by the Adviser; and any of the above securities subject to repurchase agreements with recognized securities dealers and banks. In the event any debt obligation held by a Fund is downgraded below the lowest permissible grade, the Fund is not required to sell the security, but the Adviser will consider the downgrade in determining whether to hold the security. In any event, a Fund will not purchase or, if downgraded, continue to hold debt obligations rated below the lowest permissible grade if more than 5% of such Fund's net assets would be invested in such debt obligations (including, for the purpose of this limitation, convertible debt securities rated below Baa or BBB, or if unrated, of comparable quality).

BORROWING         A Fund may not borrow money, except temporarily for
                  emergency purposes in an amount not exceeding 10% of total assets in order to meet redemption requests without immediately selling portfolio securities.

REPURCHASE        Repurchase agreements are arrangements under which a Fund
AGREEMENTS        buys securities and the seller simultaneously agrees to
                  repurchase the securities at a specified time and price. The
                  Funds may engage in repurchase agreements to earn a higher rate of return than they could earn by investing in the obligation which is the subject of the repurchase agreement.
                  In order to minimize the risk of investing in repurchase agreements, the Funds may engage in such transactions only with recognized securities dealers and banks and in all instances must hold underlying securities with a value at least equal to the total repurchase price such dealer or bank has agreed to pay.

ILLIQUID          The Funds will not make purchases of illiquid securities
SECURITIES        (including entering into repurchase agreements for periods longer than seven days) if such a purchase would cause more than 10% of the Growth Fund's total assets, or 5% of the Appreciation Fund's total assets, to be invested in such securities.

THE FUNDS MAY     Each Fund may lend its portfolio securities in order to earn
LEND THEIR        additional income, but will not engage in such a transaction
PORTFOLIO         if more than 5% of its net assets would be subject to such
SECURITIES.       loans.


FUNDAMENTAL       The investment restrictions set forth in the Statement of
POLICIES MAY      Additional Information, and the investment objective of each
NOT BE CHANGED    Fund, are fundamental policies and may not be changed
WITHOUT           without a shareholder vote. All other investment policies of
SHAREHOLDER       the Funds are not fundamental and may be changed by the
APPROVAL.         Board of Trustees. Any percentage restrictions set forth in this Prospectus or the Statement of Additional Information apply at the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

THE FUNDS         The Funds currently observe the following operating
FOLLOW A          policies, which may be changed by the Board of Trustees: (1)
POLICY OF         a Fund will not invest in issuers primarily engaged in the
RESPONSIBLE       manufacture of weapons systems, the production of nuclear
INVESTING.        energy, or the manufacture of equipment to produce nuclear energy; and (2) a Fund will not invest in issuers which the Adviser ascertains are engaged in business in South Africa, that is, issuers with five or more employees or agents in South Africa, or issuers with loans to companies located in South Africa, or to the South African Government, until such time that the Adviser determines it would not present a conflict for either Fund's existing institutional shareholders. In addition, with respect to investments of the Appreciation Fund, the Adviser actively seeks companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with poor environmental records.

                  The Adviser has engaged the services of Franklin Research and Development Corporation of Boston to provide environmental screening for all issuers selected for the Appreciation Fund. Franklin provides information and opinions on the companies' environmental histories. However, Franklin does not make recommendations or provide investment advice concerning the purchase or sale of securities.

                  The Adviser believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for human rights, economic priorities and international relations.

                  TOTAL RETURN AND OTHER PERFORMANCE INFORMATION
THE FUNDS MAY     A total return is a change in the value of an investment
ADVERTISE         during the stated period, assuming all dividends and capital
TOTAL RETURN,     gain distributions are reinvested. A cumulative total return
WHICH IS BASED    reflects performance over a stated period of time. An
ON HISTORICAL     average annual total return is the hypothetical annual
RESULTS AND IS    compounded return that would have produced the same
NOT INTENDED      cumulative total return if the performance had been constant
TO INDICATE       over the entire period. Because average annual returns tend
FUTURE            to smooth out variations in the returns, you should
PERFORMANCE.      recognize that they are not the same as actual year-by-year results. In addition to advertising average annual returns for the required standard periods, such returns may be quoted for other periods, including periods of less than one year. Further information about each Fund's performance is contained in the Annual Report to Shareholders, which may be obtained from the Funds without charge.

                  From time to time, the Funds or their affiliates may provide information including, but not limited to, general economic conditions, comparative performance data and rankings with respect to comparable investments for the same period and for unmanaged market indices described in the Statement of Additional Information.

                  MANAGEMENT AND ORGANIZATION OF THE FUNDS
THE BOARD OF      The Funds are two series of the Ariel Growth Fund (doing
TRUSTEES          business as Ariel Investment Trust) (the "Trust"), an open-
SUPERVISES THE    end diversified management investment company organized as a
FUNDS'            Massachusetts business trust on August 1, 1986.
ACTIVITIES AND
REVIEWS THE
TRUST'S
CONTRACTS WITH
COMPANIES THAT
PROVIDE
SERVICES TO
THE FUNDS.

                  The Trust is not required to hold annual shareholder meetings, but special meetings may be called by the Trustees for purposes such as electing and removing Trustees, changing fundamental policies, or approving an investment advisory contract. Special meetings may also be called when requested in writing by the holders of 10% or more of the shares eligible to vote at such meetings. As a shareholder, you receive one vote for each share of the Funds you own.

BOARD OF          MARIO L. BAEZA, ESQ.
TRUSTEES          President, Wasserstein Perella International Limited,
                  Managing Director and Chief Executive Officer, Americas
                  Division, Wasserstein Perella & Co., Inc.

                  WILLIAM C. DIETRICH, CPA
                  Chief Financial Officer, Home Shopping Alternatives, Inc.

                  ROYCE N. FLIPPIN, JR., MBA
                  President, Flippin Associates; formerly Director of Program Advancement, Massachusetts Institute of Technology

                  JOHN G. GUFFEY, JR.
                  Chair, Calvert Social Investment Foundation
                  Treasurer and Director, Silby, Guffey and Co., Inc.

                  MELLODY L. HOBSON
                  Senior Vice President, Director of Marketing,
                  Ariel Capital Management, Inc.

                  CHRISTOPHER G. KENNEDY
                  Executive Vice President,
                  Merchandise Mart Properties, Inc.

                  ERIC T. McKISSACK, CFA
                  Vice Chairman and Co-Chief Investment Officer,
                  Ariel Capital Management, Inc.

                  BERT N. MITCHELL, MBA, CPA
                  Chairman and Chief Executive Officer,
                  Mitchell/Titus & Co.

ARIEL CAPITAL     Subject to the overall supervision of the Board of Trustees
MANAGEMENT,       and pursuant to the Management Agreement, Ariel Capital
INC. SERVES AS    Management, Inc. (the "Adviser") provides the Funds with
ADVISER AND       investment advice and research and is responsible for the
PRINCIPAL         selection of the investments for each Fund. In addition, the
UNDERWRITER TO    Adviser is responsible for performing or overseeing the
THE FUNDS.        Funds' day-to-day management and administration, providing the Funds with office space, executive and other personnel and paying the salaries and fees of all Trustees who are affiliated persons. The Funds pay all other operating expenses. The Adviser is paid a fee for its services to the Growth Fund at the annual rate of 0.65% of the Fund's average daily net assets for the first $500 million, 0.60% of the next $500 million and 0.55% of average daily net assets over $1 billion; and for its services to the Appreciation Fund at the annual rate of 0.75% of the Fund's average daily net assets for the first $500 million, 0.70% of the next $500 million and 0.65% for average daily net assets over $1 billion. The Adviser is also the principal underwriter. Under the terms of its Underwriting Agreement, the Adviser markets and distributes the Funds' shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors. Pursuant to the Underwriting Agreement, the Adviser receives a fee at the annual rate of 0.25% of each Fund's average daily net assets.

                  The Adviser is a privately held investment management firm, controlled by John W. Rogers, Jr. The Adviser is located at 307 N. Michigan Avenue, Suite 500, Chicago, Illinois 60601. As of September 6, 1994, the Adviser had assets under management of over $2.1 billion, including assets of the Funds.

PORTFOLIO         The Growth Fund's investment selections are made by John W.
MANAGER--         Rogers, Jr., Chairman, President, and Treasurer of Ariel
GROWTH FUND       Capital Management, Inc. Mr. Rogers founded Ariel Capital in
                  1983 as an institutional money management firm specializing in equities. Prior to 1983, he worked as a stock broker for the investment banking firm of William Blair & Co. Among his civic affiliations, Mr. Rogers currently serves as President of the Board of the Chicago Park District and a Director of the Chicago Urban League. He also serves as a Director on the Boards of American National Bank & Trust Company,
                  Burrell Communications Group, Morrison-Knudsen Corporation and

                  Aon Corporation. He is a 1980 graduate of Princeton University, where he received a B.A. in Economics.

PORTFOLIO         The Appreciation Fund's investment selections are made by
MANAGER--         Eric T. McKissack. Mr. McKissack is the Vice Chairman and
APPRECIATION      Co-Chief Investment Officer for the Adviser as well as a
FUND              trustee and President of the Ariel Investment Trust.
                  Formerly, Mr. McKissack served as the Adviser's Director of
                  Research. Prior to
                  joining the Adviser, he worked for five years as a research analyst for The First National Bank of Chicago. Mr.
                  McKissack holds a B.S. in both Management and Architecture from the Massachusetts Institute of Technology and an M.B.A.
                  from the University of California at Berkeley. He is a Chartered Financial Analyst and a board member of the Investment Analysts Society of Chicago. He also serves as a board member of Travelers & Immigrant Aid, Urban Gateways and the Financial Advisory Committee of the Magic Johnson
                  Foundation. Additionally he serves on the Community Board of NBD Bank Chicago.

THE TRANSFER      Investors Fiduciary Trust Company ("IFTC"), 127 West
AGENT AND         10th Street, Kansas City, Missouri 64105, is the Funds'
CUSTODIAN         transfer agent, custodian and dividend disbursing and
                  shareholder servicing agent.

                  DISTRIBUTION PLAN
                  The Funds bear some of the costs of selling their shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan authorizes payments by the Funds of up to 0.30% annually of each Fund's average daily net asset value, but payments under the Plan are currently limited by the Board of Trustees to 0.25% annually of such average daily net asset value.

                  The Plan may be terminated at any time by vote of the Trustees who are not interested persons of the Adviser or the Funds and have no direct or indirect financial interest in the Plan or by a vote of a majority of the outstanding voting shares of each Fund.

                  Dealers having sales agreements with respect to a Fund may receive up to 0.25% of average daily net assets of accounts as ongoing service and account maintenance fees. The Adviser may make expense reimbursements for special training and education of a dealer's registered representatives. Eligible marketing and distribution expenses may be paid pursuant to the Plan. Payments pursuant to the Plan are included in the operating expenses of each Fund.

                  HOW TO BUY SHARES
SHARES OF THE     Shares of the Growth Fund may be purchased by shareholders
GROWTH FUND       of the Growth Fund and by shareholders of the Appreciation
ARE NOT           Fund. Also, if the Growth Fund is an investment option in
GENERALLY         your employer's retirement plan, you may open an account as
OFFERED TO THE    a participant in that plan.
PUBLIC.

                  The Board of Trustees has determined that this limit on new accounts will preserve the agility and performance of the Fund by not letting it grow to the point where it is unwieldy, or where the Adviser's investment strategy can no longer be employed practically. In particular, this limit will reduce the portfolio manager's need to acquire securities of additional issuers or to take larger positions in existing holdings than he would otherwise prefer to do. The Growth Fund reserves the right to accept new accounts at the direction of the Board of Trustees.

SHARES OF THE     The minimum initial investment is $1,000, unless you
APPRECIATION      participate in an automatic investment plan, in which case
FUND ARE          there is a $50 minimum. A completed and signed application
OFFERED TO THE    is required for each new account you open, regardless of the
GENERAL           method you choose for making your initial investment. An
PUBLIC.           account application accompanies this prospectus. Additional forms may be required from corporations, associations and certain financial institutions. If you have any questions or need extra applications, call 1-800-29-ARIEL (1-800-292-
                  7435).

INITIAL
PURCHASES

BY MAIL To purchase shares by mail, please make your check payable to Ariel Mutual Funds and mail it with an application, indicating which Ariel Mutual Fund shares you would like to buy, to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

BY WIRE You may also purchase shares by bank wire. Just call us at 1-800-29-ARIEL (1-800-292-7435) and we will ask you your name, address, social security or tax identification number, the amount of your investment, the name of the Ariel Mutual Fund in which you wish to invest and the name and address of the financial institution that will be wiring your investment to the Fund and we will immediately give you an account number. Then have your financial institution wire federal funds to the Custodian with the following instructions:

                           Ariel Mutual Funds
                           c/o Investors Fiduciary Trust Company
                           127 West 10th Street
                           Kansas City, MO 64105
                           ABA #101003621
                           Account No. 7528205
                           The name of the Ariel Fund(s) in which you wish to invest
                           Your shareholder account
                           number
                           The name in which your
                           account is registered

                  We accept wires at no charge. However, your bank may charge you for this service.

SUBSEQUENT        You may make subsequent investments directly by bank wire.
PURCHASES         Follow the instructions above for initial investments,
                  except that you don't need to call us first. Just contact your financial institution.

                  You may also make subsequent investments in a Fund in the minimum amount of $50. To add to your account by mail, please send your check or money order payable to Ariel Mutual Funds with the detachable stub from the bottom of your most recent account statement, or you may drop us a note that includes the registered account name, account number, the name of the Fund and amount you wish to invest. Please remember that subsequent purchases should be sent to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

AUTOMATIC         You may arrange for automatic investing whereby the
INVESTING         Custodian will be authorized to initiate a debit to your
THROUGH YOUR      bank account of a specific amount (minimum $50) to be used
BANK              to
                  purchase shares of a Fund. Scheduled automatic investments may be made between the third and twenty-eighth day of a month. After each automatic investment, you will receive a transaction confirmation and the debit should be reflected on your next bank statement. You may terminate the plan at any time, and we may modify or terminate the plan at any time. If, however, you terminate an automatic investment plan with an account balance of less than $1,000, we may close your account. See "Redeeming Shares" on page 24. If you desire to utilize this investment option, indicate this on the application attached to this prospectus.

PURCHASING        You may also purchase shares of a Fund through one of
THROUGH           several tax-deferred retirement plans. For more information,
RETIREMENT        see "Tax-Saving Retirement Plans" on page 24.
PLANS

                  OTHER INFORMATION ABOUT PURCHASING SHARES
                  Although there is generally no sales charge when you purchase shares, certain dealers or financial institutions which sell shares of Ariel Mutual Funds may impose charges for their services, and such charges may constitute a significant portion of a smaller account.

                  The Funds do not issue share certificates unless you specifically request one each time you make a purchase. Certificates are not issued for fractional shares or to shareholders who have elected a systematic withdrawal plan. Also, shares represented by certificates may not be redeemed by telephone. See "Redeeming Shares" for information on how to redeem your shares.

                  NET ASSET VALUE
                  Net asset value per share ("NAV") refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. A Fund's NAV will vary daily based on the market values of its investments.

                  Portfolio securities and other assets are valued based on market quotations, except that debt securities maturing within 60 days are valued at amortized cost, which approximates market value. If quotations for a security are not readily available, the security is valued by a method that the Board of Trustees believes accurately reflects fair value.

                  The NAV is calculated at the close of the regular session of the New York Stock Exchange (normally 3:00 p.m. Central time). The Funds are open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares.

                  WHEN YOUR ACCOUNT WILL BE CREDITED
BEFORE YOU BUY    Your purchase will be processed at the next offering price
SHARES, PLEASE    based on the net asset value next calculated after your
READ THE          order is received and accepted. Such calculation is made at
FOLLOWING         the close of regular session trading on the New York Stock
INFORMATION TO    Exchange, which is usually 3:00 p.m. Central time. All your
MAKE SURE YOUR    purchases must be made in U.S. dollars and checks must be
INVESTMENT IS     drawn on U.S. banks. No cash will be accepted. The Funds
ACCEPTED AND      reserve the right to suspend the offering of shares for a
CREDITED          period of time or to reject any specific purchase order. If
PROPERLY.         your check does not clear, your purchase will be cancelled and you will be charged a $10 fee plus costs incurred by the Funds. When you purchase by check, the Funds can hold payment on redemptions until they are reasonably satisfied that the investment is collected (normally 15 calendar days). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.

                  Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be liable for resulting fees or losses. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Funds.

                  EXCHANGING SHARES
YOU MAY           You may exchange your shares in the Fund for shares of the
EXCHANGE          other Ariel Mutual Fund at no charge.
SHARES OF EACH
FUND FOR
SHARES OF
MONEY MARKET
FUNDS AND
SHARES OF THE
OTHER ARIEL
MUTUAL FUND.

                  You may also exchange your shares in either Ariel Mutual Fund for shares of Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund or Cash Resource Tax-Exempt Money Market Fund at no charge. This exchange privilege is a convenient way to buy shares in a money market fund in order to respond to changes in your goals or in market conditions. These money market funds are no-load funds managed by Cambridge Investment Advisors, Inc.

BY MAIL To exchange your shares of one Fund into shares of the other Ariel Mutual Fund, just send a written request to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

                  This request should include your name, account number, the name of the Fund you currently own, the name of the Fund you wish to exchange into, and the dollar amount or number of shares you wish to exchange. Please remember that you cannot place any conditions on your request.

                  To exchange your shares of a Fund into shares of Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund or Cash Resource Tax-Exempt Money Market Fund, complete and sign an application and mail it to the address set forth above.

BY TELEPHONE      Unless you have elected not to have telephone transaction
                  privileges by checking the box in your application, you may also make exchanges by calling 1-800-29-ARIEL (1-800-292-
                  7435). Exchanges made over the phone may be made by any person, not just the shareholder of record. You may only exchange shares by telephone if the shares you are exchanging are not in certificate form. Certain other limitations and conditions apply to all telephone transactions. Before using your telephone privilege, please read "Telephone Transactions" on page 22.

                  OTHER INFORMATION ABOUT EXCHANGING SHARES
                  Before exchanging your shares into shares of Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund or Cash Resource Tax-Exempt Money Market Fund, read the applicable prospectus. To obtain a prospectus and an application for any of these funds, just call 1-800-29-ARIEL (1-800-292-7435).

                  All accounts opened as a result of using the exchange privilege must be registered in the same name and taxpayer identification number as your existing account with the Ariel Funds.

                  Because of the time needed to transfer money between funds, you may not exchange into and out of the same fund on the same or successive days; there must be at least one day between exchanges. You may exchange your shares of the Funds only for shares that have been registered for sale in your state.

                  Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

                  The Funds reserve the right to terminate or modify the exchange privilege with 60 days' written notice. If your account is subject to backup withholding, you may not use the exchange privilege.

                  Because excessive trading can hurt the Funds' performance and shareholders, the Funds also reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (e.g. more than five exchanges per calendar year). Your exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of a Fund's assets. In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Funds.

                  If you have any share certificates, you must include them with your exchange request. A signature guarantee is not required except in cases where shares are also redeemed at the same time for cash in an amount exceeding $25,000. For certificate delivery instructions see "Redeeming Shares
                  By Mail" on page 24 and for signature guarantee instructions see "Signature Guarantees" on page 23.

                  TELEPHONE TRANSACTIONS
                  If you have telephone transaction privileges, you may purchase, redeem, or exchange shares or wire funds by telephone as described in this prospectus. You automatically have telephone privileges unless you elect otherwise. These privileges, however, may not be available through certain dealers and financial institutions. The Funds, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures will include a request for a personal identification number and tape recording of the instructions. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

                  During unusual market conditions, we may have difficulty in accepting telephone requests, in which case you should mail your request.

                  The Funds reserve the right to terminate, suspend or modify telephone transaction privileges.

                  SIGNATURE GUARANTEES
WE MAY REQUIRE    For our mutual protection, we may require a signature
SIGNATURE         guarantee on certain transaction requests. A signature
GUARANTEES.       guarantee verifies the authenticity of your signature, and may be obtained from any bank, trust company, savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public. If redemption proceeds are $25,000 or less and are to be paid or credited to an individual shareholder of record at the address of record, a signature guarantee is not required (unless there has been an address change within 60 days). All other redemption requests must have signatures guaranteed.

                  SPECIAL SERVICES AND CHARGES
                  The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

                  If you are purchasing shares of a Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

                  TAX-SAVING RETIREMENT PLANS
CONTACT THE       You may establish your new account under one of several tax-
ADVISER FOR       deferred plans. These plans let you invest for retirement
COMPLETE          and shelter your investment income from current taxes. The
INFORMATION       minimum investments may differ depending on the type of
KITS              plan.
DISCUSSING THE
PLANS, AND
THEIR
BENEFITS,
PROVISIONS AND
FEES.

                  . Individual Retirement Accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

                  . Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

                  . Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations. Salary reduction pension plans (SAR-SEP IRAs) are also available to employers with 25 or fewer employees.

                  . 403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

                  REDEEMING SHARES
BY MAIL You may redeem shares from your account by sending a letter of instruction, your name, the name of the Fund and account number from which shares are to be redeemed, the number of shares or dollar amount and where you want your check to be sent. Simply send your written request to redeem your shares to our Transfer Agent as follows:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

                  Certain shareholders, such as corporations, trusts and estates, may be required to submit additional documents. The letter of instruction must be signed by all required authorized signers. If you want your money to be wired to a bank not previously authorized or if you would like funds sent to a different address or another person, your letter must be signature guaranteed. Please remember that you cannot place any conditions on your request. If any share certificates were issued, they must be returned duly endorsed or accompanied by a separate stock assignment. See "Signature Guarantees" on page 23.

BY TELEPHONE      Unless you have elected not to have telephone transaction
                  privileges by checking the box in your application, you may also redeem shares by calling 1-800-29-ARIEL (1-800-292-
                  7435) and receive a check by mail. Remember, however, that the check can only be issued for up to $25,000, and only to the registered owner (who must be an individual), and may only be sent to the address of record, which must have been on file for at least 60 days. Shares represented by certificates may not be redeemed by telephone.

BY WIRE Payment for your shares may also be made to you by wire if you have selected this option in your application and have named a commercial bank or savings institution with a routing number to which we can send your money.

                  Once you have applied for wire redemption privileges, you or any other person can make such a request by calling 1-800-29-ARIEL (1-800-292-7435). You may also use your wire privilege by mailing a signed request that includes the name of the Fund, account number and amount you wish to have wired, by writing to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

                  The proceeds will be sent only to the financial institution you have designated on your application. You may terminate the wire redemption privilege by notifying us in writing. A charge of $10 is imposed on wire redemptions. See the restrictions under "Telephone Transactions" on page 22, as they also apply to wire redemptions.

SYSTEMATIC        If you maintain an account with a balance of $10,000 or
CHECK             more, you may have regular monthly or quarterly redemption
REDEMPTIONS       checks for a fixed amount sent to you simply by sending a
                  letter with all the information, including the Fund name, your account number, the dollar amount ($100 minimum) and when you want the checks mailed to your address on the account. If you would like checks regularly mailed to another person or place, the signature on your letter must be guaranteed. See
                  "Signature Guarantees" on p. 23.

                  OTHER INFORMATION ABOUT REDEMPTIONS
TO ENSURE         Other than the $10 fee imposed on wire redemptions, there is
ACCEPTANCE OF     no charge for redeeming your shares. If, however, you redeem
YOUR              shares through certain dealers not having selling agreements
REDEMPTION        with respect to the Funds your broker may charge a fee when
REQUEST,          you redeem your shares.
PLEASE FOLLOW
THE PROCEDURES
DESCRIBED HERE
AND BELOW.

                  Once your shares are redeemed, the proceeds will normally be sent to you on the next business day. However, if making immediate payment could adversely affect the Fund, it may take up to seven calendar days. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

                  You may redeem all or a portion of your shares on any business day during which the New York Stock Exchange is open for business. Your shares will be redeemed at the net asset value next calculated after your redemption request is received by the Transfer Agent in proper form. Redemptions made after the New York Stock Exchange has closed will be made at the next day's net asset value. Remember that, if you redeem shortly after purchasing shares, the Funds may hold payment on the redemption of your shares until they are reasonably satisfied that payments made by check have been collected (normally up to 15 calendar days after investment).

MINIMUM           Please maintain a balance in your account of at least
ACCOUNT           $1,000. If, due to redemptions, the value of your account in
BALANCE IS        a Fund falls below $1,000, or you fail to invest at least
$1,000.           $1,000, the account may be closed and the proceeds mailed to you at your address of record. You will be given 30 days' notice that your account will be closed unless you make an additional investment to increase your account balance to the $1,000 minimum.

                  DIVIDENDS, CAPITAL GAINS AND TAXES
EACH YEAR, THE    Dividends from net investment income are declared and paid
FUNDS             annually. Net investment income consists of the interest
DISTRIBUTE        income, net short-term capital gains, if any, and dividends
SUBSTANTIALLY     declared and received on investments, less expenses.
ALL OF THEIR      Distributions of net short-term capital gains (treated as
NET INVESTMENT    dividends for tax purposes) and net long-term capital gains,
INCOME AND        if any, are normally declared and paid by each Fund once a
CAPITAL GAINS     year; however, the Funds do not anticipate making any such
TO                distributions unless available capital loss carryovers have
SHAREHOLDERS.     been used or have expired.

DIVIDEND AND      Dividends and any distributions from a Fund are
DISTRIBUTION      automatically reinvested in that Fund at net asset value,
PAYMENT           unless you elect to have the dividends of $10 or more paid
OPTIONS           in cash. New shares will be purchased at net asset value on the reinvestment date, which is generally up to three days prior to the payment date. You must notify the Funds in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"BUYING A         At the time of purchase, the share price of each Fund may
DIVIDEND"         reflect undistributed income, capital gains or unrealized
                  appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, each Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of this price back as a taxable distribution.

FEDERAL TAXES     In January, you will be sent a form indicating the federal tax status of dividends and capital gain distributions paid to you during the past year. Generally, dividends (including short-term capital gains) are taxable to you as ordinary income regardless of whether they are taken in as cash or reinvested. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you owned your shares.

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YOU MAY           If you sell or exchange your shares you will have a short or
REALIZE A         long-term capital gain or loss, depending on how long you
CAPITAL GAIN      owned the shares which were sold. In January, you will be
OR LOSS WHEN      sent a form indicating the proceeds from all sales,
YOU SELL OR       including exchanges. You should keep your annual year-end
EXCHANGE          account statements to determine the cost (basis) of the
SHARES.           shares to report on your tax returns.

                  If we do not have your correct Social Security or Corporate Tax Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Funds to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Funds reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

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INVESTMENT ADVISER,
SERVICES ADMINISTRATOR AND
PRINCIPAL UNDERWRITER
Ariel Capital Management, Inc.
307 North Michigan Avenue
Suite 500
Chicago, Illinois 60601
1-800-29-ARIEL (1-800-292-7435)
fax (312) 726-7473

INDEPENDENT AUDITORS
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

TRANSFER AGENT AND CUSTODIAN
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

LEGAL COUNSEL
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois 60602


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